REVENUE (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Three months ended March 31,
(Dollars in millions)	2026	2025
License and other revenue
License revenue - Novartis	$5.1	$9.3
License revenue - Related party sublicense	1.6	—
Other revenue	—	0.1
License and other revenue - total	6.7	9.4
Collaboration revenue	298.4	185.6
Total revenue	$305.1	$195.0

Summary of Revenue by Geographic Area
An analysis of revenue by geographic area is as follows. The revenue information is based on the locations of the customers.

	Three months ended March 31,
(Dollars in millions)	2026	2025
License and other revenue
United States of America	$5.1	$9.3
China	1.6	0.1
Total license and other revenue	$6.7	$9.4

Collaboration Revenue
United States of America	$216.4	$158.9
Outside the United States of America	82.0	26.7
Total collaboration revenue	$298.4	$185.6

Total revenue	$305.1	$195.0

Summary of Disclosure of Timing of transfer of Goods or Services
An analysis of the timing of transfer of goods or services is as follows:

	Three months ended March 31,
(Dollars in millions)	2026	2025
Revenue at a point in time	$300.0	$185.7
Revenue over time*	5.1	9.3
Total Revenue	$305.1	$195.0
*All revenue streams are recognized at a point in time except for License Revenue for Novartis which is recognized over time.